Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue [abstract]
Schedule of revenue
	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Revenue	350,045	763,922

	2024	2023	2022
	S$	S$	S$

Gross revenue	1,854,776	3,100,812	4,282,726
Less: Discounts and rebate	(5,267)	(10,451)	(92,888)

	1,849,509	3,090,361	4,189,838

Schedule of disaggregation of revenue
	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$
Disaggregation of revenue

Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized overtime

Installation fees	197,422	542,975
Subscription fees	132,645	168,299
Server costs	19,978	40,307
	350,045	751,581
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized at a point in time

Miscellaneous Income	-	12,341

Total revenue	350,045	763,922

	2024	2023	2022
	S$	S$	S$
Disaggregation of revenue
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized overtime

Installation fees	559,265	596,415	1,165,138
Onboarding fees	-	6,407	6,897
Subscription fees	263,536	1,168,388	368,001
Campaign fees	300,000	-	-
Server costs	73,463	147,120	542,351
Source code revenue	645,171	1,150,093	2,200,000

	1,841,435	3,068,423	4,282,387
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized at a point in time

Miscellaneous income	13,341	32,389	339

Gross revenue	1,854,776	3,100,812	4,282,726

Discounts	(5,267)	(10,451)	(70,888)
Streaming hours rebate	-	-)	(22,000)
	(5,267)	(10,451)	(92,888)

Net revenue	1,849,509	3,090,361	4,189,838

Schedule of revenue from customers

Revenue from customers contributing over 10% of the total revenue of the Group is as follows:

	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Customer A	31,815	531,374
Customer B	165,312	N/A
Customer C	44,157	N/A

	241,284	531,374

Revenue from customers contributing over 10% of the total revenue of the Group is as follows:

	2024	2023	2022
	S$	S$	S$

Customer A	-	943,683	1,450,000
Customer B	238,000	500,000	750,000
Customer C	-	-	554,315
Customer D	-	500,000	-
Customer E	813,551	-	-
Customer F	407,171	-	-

	1,458,722	1,943,683	2,754,315